Share-Based Payments (Tables)	9 Months Ended	12 Months Ended
	Jul. 03, 2016	Sep. 27, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Share-based payment expense was included in the following line items on the Consolidated Statements of Operations for the fiscal years indicated (in millions):

	2015	2014	2013
Cost of goods sold and occupancy costs	$2	$2	$2
Selling, general and administrative expenses	62	66	55
Share-based payment expense before income taxes	64	68	57
Income tax benefit	(25)	(26)	(22)
Net share-based payment expense	$39	$42	$35

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following table summarizes stock option activity (in millions, except per share amounts and contractual lives in years):

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual life	Aggregate intrinsic value
Outstanding options at September 30, 2012	20.0	$30.17
Options granted	4.3	51.33
Options exercised	(4.1)	20.52
Options expired	(0.1)	18.86
Options forfeited	(0.9)	37.20
Outstanding options at September 29, 2013	19.2	$36.90
Options granted	5.3	40.25
Options exercised	(1.5)	24.13
Options expired	(0.1)	36.10
Options forfeited	(0.6)	42.32
Outstanding options at September 28, 2014	22.3	$38.37
Options granted	5.3	44.30
Options exercised	(2.2)	27.81
Options expired	(0.3)	42.88
Options forfeited	(0.8)	42.66
Outstanding options at September 27, 2015	24.3	$40.45	4.51	$32
Vested/expected to vest at September 27, 2015	23.3	$40.35	4.45	$32
Exercisable options at September 27, 2015	11.9	$36.96	3.35	$30

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
A summary of stock options outstanding and exercisable at September 27, 2015 follows (share amounts in millions):

Range of Exercise Prices		Options Outstanding			Options Exercisable
From	To	Number of options outstanding	Weighted average exercise price	Weighted average remaining life (in years)	Number of options exercisable	Weighted average exercise price
$9.45	$18.49	0.6	$9.53	0.65	0.6	$9.53
20.42	28.50	1.8	20.43	2.47	1.5	20.43
31.25	38.50	6.8	35.12	4.35	3.9	32.97
40.81	46.28	10.2	43.73	5.01	3.9	44.28
51.25	59.15	4.9	52.37	4.95	2.0	51.90
		24.3	$40.45	4.51	11.9	$36.96

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of stock option grants during the forty weeks ended July 3, 2016 and July 5, 2015 has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2016	2015
Expected dividend yield	1.73%	1.00%
Risk-free interest rate	1.08%	1.20%
Expected volatility	31.30%	29.73%
Expected life, in years	4.05	4.04

The fair value of stock option grants has been estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

	2015	2014	2013
Expected dividend yield	1.000%	0.950%	0.880%
Risk-free interest rate	1.20%	1.18%	0.77%
Expected volatility	29.73%	30.96%	31.25%
Expected life, in years	4.04	4.04	3.96